Capital Stock	12 Months Ended
Aug. 31, 2013
Capital Stock [Abstract]
Capital Stock
 (13) Capital Stock

The Company's long-term capital policy is to maintain a strong balance sheet and financial flexibility; reinvest in its core strategies; invest in strategic opportunities that reinforce its core strategies and meet return requirements; and return surplus cash flow to shareholders in the form of dividends and share repurchases over the long term.  In connection with the Company's capital policy, the Board of Directors authorized a share repurchase program (2009 repurchase program) and set a long-term dividend payout ratio target between 30 and 35 percent of net income.  The 2009 repurchase program, which was completed in September 2010, allowed for the repurchase of up to $2.0 billion of the Company's common stock.  On October 13, 2010, the Board of Directors authorized the 2011 repurchase program, which was completed in July 2011, which allowed for the repurchase of up to $1.0 billion of the Company's common stock.  On July 13, 2011, the Board of Directors authorized the 2012 repurchase program, which allows for the repurchase of up to $2.0 billion of the Company's common stock prior to its expiration on December 31, 2015.  Activity related to these programs was as follows (in millions):

	Fiscal Year Ended
	2013	2012	2011
2009 stock repurchase program	$-	$-	$360
2011 stock repurchase program	-	-	1,000
2012 stock repurchase program	-	1,151	424
	$-	$1,151	$1,784

The Company determines the timing and amount of repurchases from time to time based on its assessment of various factors including prevailing market conditions, alternate uses of capital, liquidity, the economic environment and other factors.  The Company anticipates that the pace of any future share repurchase activity will continue to be significantly curtailed from the levels achieved in fiscal 2012 and 2011 due to the debt levels incurred for the investment in Alliance Boots.  The timing and amount of these purchases may change at any time and from time to time.  The Company has and may from time to time in the future repurchase shares on the open market through Rule 10b5-1 plans, which enable a company to repurchase shares at times when it otherwise might be precluded from doing so under insider trading laws.

In addition, the Company continued to repurchase shares to support the needs of the employee stock plans.  Shares totaling $615 million were purchased to support the needs of the employee stock plans during fiscal 2013 as compared to $40 million in fiscal 2012.  At August 31, 2013, 56.5 million shares of common stock were reserved for future issuances under the Company's various employee benefit plans.